Acquisitions/Divestitures (Divestiture) (Details 5) $ in Millions		3 Months Ended					12 Months Ended
	Jan. 23, 2014 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 Divestiture	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Industry Standard x86 Server Portfolio | Disposal group disposed of by sale, not discontinued operations
Divestitures
Disposal group, not discontinued operation, period of renewal of continuing involvement after transition services completed							1 year
Transaction price for sale of business	$ 2,100
Approximate amount of transaction price received in cash	$ 1,800
Pre-tax gain on sale of business		$ 11	$ 36	$ 16			$ 63
Pre-tax gain on sale of business, net of transition and performance-based costs					$ 1,100
Industry Standard x86 Server Portfolio | Maximum | Disposal group disposed of by sale, not discontinued operations
Divestitures
Disposal group, not discontinued operation, period of continuing involvement after disposal							3 years
Equity Ownership percent acquired	5.00%
Industry Standard x86 Server Portfolio | Estimated | Disposal group disposed of by sale, not discontinued operations
Divestitures
Pre-tax gain on sale of business							$ 1,600
Pre-tax gain on sale of business, net of transition and performance-based costs							1,200
Others
Divestitures
Pre-tax gain on sale of business							$ 81	$ 132
Number of divestitures | Divestiture						2